Condensed Financial Information Condensed Financial Information (Parent Company) (Related Party Transactions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Due to Related Parties	$ 390,000	$ 868,000	$ 1,100,000
Due from Related Parties	873,000
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Due to Related Parties	4,000	0
Due from Related Parties	$ 191,570	$ 0